Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2020
Accruals And Deferred Income [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Balance at beginning of year	13,869	13,002
Additions	—	2,493
Reclassification to liabilities directly related to assets held for sale	(11)	—
Credit to profit or loss	(1,400)	(1,626)
Balance at end of year	12,458	13,869